MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
MARKETABLE SECURITIES
MARKETABLE SECURITIES
10.	MARKETABLE SECURITIES

	Cost	Fair Value
Balance, December 31, 2020	$832	$2,985
Acquired	3,415	3,415
Disposed	(364)	(1,256)
Realized gain	—	892
Unrealized loss	—	(944)
Balance, December 31, 2021	$3,883	$5,092
Gain on QuestEx shares held upon closing of QuestEx Transaction	—	1,247
Derecognition of QuestEx shares held upon closing of QuestEx Transaction (Note 8)	(3,415)	(5,499)
Acquired upon closing of QuestEx Transaction (Note 8)	253	253
Acquired	1,652	1,652
Disposed	(9)	(11)
Realized gain	—	3
Unrealized loss	—	(243)
Balance, December 31, 2022	$2,364	$2,494

On October 28, 2022, the Company acquired 6,352,898 units of Goldstorm Metals Corp. (“Goldstorm”) at $0.26 per unit for $1,652,000. Each unit is comprised of one Goldstorm common share and one Goldstorm warrant, with each Goldstorm warrant entitling the Company to acquire one additional Goldstorm common share at $0.60 per share until October 28, 2024. The Company also has an anti-dilution right to maintain its ownership interest in Goldstorm.

The Company used the relative fair value method to determine the value of Goldstorm common shares and Goldstorm warrants comprising the Goldstorm units on the date of acquisition. The Goldstorm common shares were valued at $1,906,000 using the closing share price of $0.30 on November 11, 2022, Goldstorm’s initial date of trading on the TSX Venture Exchange. The Goldstorm warrants were valued at $100,000 using the Black-Scholes option pricing model with the following inputs: expected life of 2.0 years, annualized volatility of 40%, dividend rate of 0% and risk-free interest rate of 3.84%. Using the relative fair value method, the fair values attributed to the Goldstorm common shares and Goldstorm warrants were $1,570,000 and $82,000, respectively. As of December 31, 2022, the fair value of the Goldstorm warrants were determined to be $31,000 using Black-Scholes option pricing model with the following inputs: expected life of 1.8 years, annualized volatility of 40%, dividend rate of 0% and risk-free interest rate of 4.06%.

During the year ended December 31, 2022, gain on marketable securities of $1,007,000 (2021 – loss of $52,000) is comprised of gain on QuestEx shares held upon closing of QuestEx Transaction of $1,247,000 (2021 – $nil), realized gain on marketable securities of $3,000 (2021 – $892,000) and unrealized loss on marketable securities of $243,000 (2021 – $944,000).

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